Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025		Jan. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		$ 6,723		$ 6,611
Provision for credit losses		1,180	[1]	963	[2]
Net write-offs		(954)		(804)
Other, including foreign currency adjustment		116		(190)
Provision for credit losses
Balance at end of year		7,065		6,580
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		6,536	[3]	6,372
Provision for credit losses
Balance at end of year		6,857	[4]	6,328	[5]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[6]	1		90
Provision for credit losses
Balance at end of year	[6]	1		96
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[7]	186		149
Provision for credit losses
Balance at end of year	[7]	207		156
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,208		1,084
Provision for credit losses		64	[1]	63	[2]
Net write-offs		(16)		(18)
Other, including foreign currency adjustment		24		(14)
Provision for credit losses
Remeasurement	[8]	67		59
Newly originated or purchased financial assets		12		11
Derecognition of financial assets and maturities		(8)		(7)
Changes in models and methodologies		(7)
Gross write-offs		(24)		(23)
Recoveries		8		5
Foreign exchange and other movements		24		(14)
Balance at end of year		1,280		1,115
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,208
Provision for credit losses
Balance at end of year		1,280		1,115
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,319		2,414
Provision for credit losses		548	[1]	411	[2]
Net write-offs		(485)		(427)
Other, including foreign currency adjustment		44		(96)
Provision for credit losses
Remeasurement	[8]	507		387
Newly originated or purchased financial assets		101		93
Derecognition of financial assets and maturities		(64)		(69)
Changes in models and methodologies		4
Gross write-offs		(558)		(488)
Recoveries		73		61
Foreign exchange and other movements		44		(96)
Balance at end of year		2,426		2,302
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,319
Provision for credit losses
Balance at end of year		2,426		2,302
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,160		1,237
Provision for credit losses		325	[1]	290	[2]
Net write-offs		(331)		(273)
Other, including foreign currency adjustment		31		(22)
Provision for credit losses
Remeasurement	[8]	326		279
Newly originated or purchased financial assets		32		40
Derecognition of financial assets and maturities		(24)		(29)
Changes in models and methodologies		(9)
Gross write-offs		(373)		(316)
Recoveries		42		43
Foreign exchange and other movements		31		(22)
Balance at end of year		1,185		1,232
Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,160
Provision for credit losses
Balance at end of year		1,185		1,232
Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		4,687		4,735
Provision for credit losses
Remeasurement	[8]	900		725
Newly originated or purchased financial assets		145		144
Derecognition of financial assets and maturities		(96)		(105)
Changes in models and methodologies		(12)
Gross write-offs		(955)		(827)
Recoveries		123		109
Foreign exchange and other movements		99		(132)
Balance at end of year		4,891		4,649
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,036		1,876
Provision for credit losses		243	[1]	199	[2]
Net write-offs		(122)		(86)
Other, including foreign currency adjustment		17		(58)
Provision for credit losses
Remeasurement	[8]	235		214
Newly originated or purchased financial assets		358		212
Derecognition of financial assets and maturities		(350)		(232)
Gross write-offs		(140)		(112)
Recoveries		18		26
Foreign exchange and other movements		17		(59)
Balance at end of period including off-balance sheet exposures		2,173		1,835
Less: Allowance for credit losses on off-balance sheet exposures	[7]	(207)		(156)
Balance at end of year		2,174		1,931
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,035		1,786
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	1,966		1,679
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,849
Provision for credit losses
Balance at end of year		1,966		1,679
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]	1,583
Provision for credit losses
Balance at end of year		1,623	[4]	1,768	[5]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		165		265
Provision for credit losses
Remeasurement	[8]	(58)		(65)
Newly originated or purchased financial assets		12		11
Derecognition of financial assets and maturities		(2)		(2)
Changes in models and methodologies		(2)
Transfer to (from)stage 1		53		50
Transfer to (from)stage 2		(10)		(11)
Foreign exchange and other movements		2		(2)
Balance at end of year		160		246
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		165
Provision for credit losses
Balance at end of year		160		246
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		544		647
Provision for credit losses
Remeasurement	[8]	(162)		(186)
Newly originated or purchased financial assets		101		93
Derecognition of financial assets and maturities		(23)		(23)
Changes in models and methodologies		(7)
Transfer to (from)stage 1		150		172
Transfer to (from)stage 2		(58)		(58)
Transfer to (from)stage 3		(2)		(3)
Foreign exchange and other movements		11		(13)
Balance at end of year		554		629
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		544
Provision for credit losses
Balance at end of year		554		629
Stage 1 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		288		414
Provision for credit losses
Remeasurement	[8]	(81)		(99)
Newly originated or purchased financial assets		32		40
Derecognition of financial assets and maturities		(13)		(13)
Changes in models and methodologies		(2)
Transfer to (from)stage 1		88		78
Transfer to (from)stage 2		(27)		(34)
Foreign exchange and other movements		10		(5)
Balance at end of year		295		381
Stage 1 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		288
Provision for credit losses
Balance at end of year		295		381
Stage 1 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		997		1,326
Provision for credit losses
Remeasurement	[8]	(301)		(350)
Newly originated or purchased financial assets		145		144
Derecognition of financial assets and maturities		(38)		(38)
Changes in models and methodologies		(11)
Transfer to (from)stage 1		291		300
Transfer to (from)stage 2		(95)		(103)
Transfer to (from)stage 3		(2)		(3)
Foreign exchange and other movements		23		(20)
Balance at end of year		1,009		1,256
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	(11)		(40)
Newly originated or purchased financial assets		358		212
Derecognition of financial assets and maturities		(315)		(196)
Transfer to (from)stage 1		25		44
Transfer to (from)stage 2		(22)		(31)
Transfer to (from)stage 3		(1)
Foreign exchange and other movements		17		(10)
Balance at end of period including off-balance sheet exposures		790		614
Less: Allowance for credit losses on off-balance sheet exposures	[7]	(176)		(102)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		739		635
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	614		512
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		586
Provision for credit losses
Balance at end of year		614		512
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]	2,899
Provision for credit losses
Balance at end of year		3,044	[4]	2,656	[5]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		398		321
Provision for credit losses
Remeasurement	[8]	36		36
Derecognition of financial assets and maturities		(6)		(5)
Changes in models and methodologies		(14)
Transfer to (from)stage 1		(43)		(37)
Transfer to (from)stage 2		55		49
Transfer to (from)stage 3		(25)		(21)
Foreign exchange and other movements		8		(7)
Balance at end of year		409		336
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		398
Provision for credit losses
Balance at end of year		409		336
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,154		1,103
Provision for credit losses
Remeasurement	[8]	279		221
Derecognition of financial assets and maturities		(41)		(46)
Changes in models and methodologies		3
Transfer to (from)stage 1		(146)		(169)
Transfer to (from)stage 2		85		82
Transfer to (from)stage 3		(124)		(126)
Foreign exchange and other movements		15		(15)
Balance at end of year		1,225		1,050
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,154
Provision for credit losses
Balance at end of year		1,225		1,050
Stage 2 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		872		823
Provision for credit losses
Remeasurement	[8]	168		181
Derecognition of financial assets and maturities		(11)		(16)
Changes in models and methodologies		(7)
Transfer to (from)stage 1		(88)		(78)
Transfer to (from)stage 2		27		34
Transfer to (from)stage 3		(88)		(70)
Foreign exchange and other movements		17		(23)
Balance at end of year		890		851
Stage 2 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		872
Provision for credit losses
Balance at end of year		890		851
Stage 2 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,424		2,247
Provision for credit losses
Remeasurement	[8]	483		438
Derecognition of financial assets and maturities		(58)		(67)
Changes in models and methodologies		(18)
Transfer to (from)stage 1		(277)		(284)
Transfer to (from)stage 2		167		165
Transfer to (from)stage 3		(237)		(217)
Foreign exchange and other movements		40		(45)
Balance at end of year		2,524		2,237
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	67		92
Derecognition of financial assets and maturities		(27)		(34)
Transfer to (from)stage 1		(25)		(44)
Transfer to (from)stage 2		23		32
Transfer to (from)stage 3		(5)		(4)
Foreign exchange and other movements		10		(6)
Balance at end of period including off-balance sheet exposures		551		439
Less: Allowance for credit losses on off-balance sheet exposures	[7]	(31)		(20)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		508		403
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	520		419
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		475
Provision for credit losses
Balance at end of year		520		419
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]	2,054
Provision for credit losses
Balance at end of year		2,190	[4]	1,904	[5]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		645		498
Provision for credit losses
Remeasurement	[8]	89		88
Changes in models and methodologies		9
Transfer to (from)stage 1		(10)		(13)
Transfer to (from)stage 2		(45)		(38)
Transfer to (from)stage 3		25		21
Gross write-offs		(24)		(23)
Recoveries		8		5
Foreign exchange and other movements		14		(5)
Balance at end of year		711		533
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		645
Provision for credit losses
Balance at end of year		711		533
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		621		664
Provision for credit losses
Remeasurement	[8]	390		352
Changes in models and methodologies		8
Transfer to (from)stage 1		(4)		(3)
Transfer to (from)stage 2		(27)		(24)
Transfer to (from)stage 3		126		129
Gross write-offs		(558)		(488)
Recoveries		73		61
Foreign exchange and other movements		18		(68)
Balance at end of year		647		623
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		621
Provision for credit losses
Balance at end of year		647		623
Stage 3 [member] | Credit cards [member]
Provision for credit losses
Remeasurement	[8]	239		197
Transfer to (from)stage 3		88		70
Gross write-offs		(373)		(316)
Recoveries		42		43
Foreign exchange and other movements		4		6
Stage 3 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,266		1,162
Provision for credit losses
Remeasurement	[8]	718		637
Changes in models and methodologies		17
Transfer to (from)stage 1		(14)		(16)
Transfer to (from)stage 2		(72)		(62)
Transfer to (from)stage 3		239		220
Gross write-offs		(955)		(827)
Recoveries		123		109
Foreign exchange and other movements		36		(67)
Balance at end of year		1,358		1,156
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	179		162
Derecognition of financial assets and maturities		(8)		(2)
Transfer to (from)stage 2		(1)		(1)
Transfer to (from)stage 3		6		4
Gross write-offs		(140)		(112)
Recoveries		18		26
Foreign exchange and other movements		(10)		(43)
Balance at end of period including off-balance sheet exposures		832		782
Less: Allowance for credit losses on off-balance sheet exposures	[7]			(34)
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		788		748
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	832		748
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		788
Provision for credit losses
Balance at end of year		$ 832		$ 748

[1]	Excludes amounts associated with other assets and reversal of impairment losses of $(18). The provision for credit losses, net of these amounts, is $1,162.
[2]	Excludes amounts associated with other assets and reversal of impairment losses of $(1). The provision for credit losses, net of these amounts, is $962.
[3]	Excludes allowance for credit losses of $200 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[4]	Excludes allowance for credit losses of $223 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[5]	Excludes allowance for credit losses of $269 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[6]	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
[7]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[8]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.